Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss from continuing operations	$ (2,556,577)	$ (2,290,927)	$ (10,121,829)	$ (12,095,765)
Net income (loss) from discontinued operations, net of tax		1,876,489	9,737,003	(2,390,235)
Net loss attributable to High Wire Networks, Inc. common shareholders	$ (2,556,577)	$ (414,438)	$ (384,826)	$ (14,486,000)
Denominator
Weighted average common shares outstanding, basic	977,270	962,155	963,097	906,834
Income (loss) per share attributable to High Wire Networks, Inc. common shareholders, basic and diluted:
Net loss from continuing operations	$ (2.62)	$ (2.38)	$ (10.51)	$ (13.33)
Net income (loss) from discontinued operations, net of taxes		1.95	10.11	(2.64)
Net income (loss) per share	$ (2.62)	$ (0.43)	$ (0.4)	$ (15.97)